Schedule of other payable related to refunds (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Opening Balance	$ 239,513
Total capital invested as part of proposed listing		20,582,555
Interest earned on funding raised		130,339
Bank charges allocated against interest earned		(84,897)
Total capital refunded as part of proposed listing	(194,420)	(20,388,484)
Total	$ 45,093	$ 239,513